Statement of Changes in Shareholders' Equity - USD ($)		Total	Class B ordinary shares [Member]	Common Stock [Member] Class B ordinary shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 03, 2025		$ 0		$ 0	$ 0	$ 0
Beginning balance, shares at Dec. 03, 2025				0
Class B ordinary shares issued to Initial Shareholder, Shares	[1]			9,857,142
Class B ordinary shares issued to Initial Shareholder	[1]	25,000		$ 986	24,014	0
Net Income (Loss)		(24,486)		0	0	(24,486)
Ending balance at Dec. 31, 2025	[2]	514		$ 986	24,014	(24,486)
Ending balance, shares at Dec. 31, 2025	[2]			9,857,142
Proceeds in excess of fair value of Private Placement Warrants		1,526,528			1,526,528
Fair Value of Public Warrants at issuance		7,122,796			7,122,796
Offering costs allocated to fair value equity instruments		(462,330)			(462,330)
Accretion of Class A ordinary shares to redemption amount		(21,885,390)			(8,211,008)	(13,674,382)
Net Income (Loss)		(759,059)				(759,059)
Ending balance at Mar. 31, 2026		(14,456,941)		$ 986		(14,457,927)
Ending balance, shares at Mar. 31, 2026				9,857,142
Beginning balance at Dec. 31, 2025	[2]	514		$ 986	$ 24,014	(24,486)
Beginning balance, shares at Dec. 31, 2025	[2]			9,857,142
Proceeds in excess of fair value of Private Placement Warrants		1,526,528
Net Income (Loss)		(8,381,997)	$ (3,247,308)
Ending balance at Jun. 30, 2026		(24,173,530)		$ 986		(24,174,516)
Ending balance, shares at Jun. 30, 2026				9,857,142
Beginning balance at Mar. 31, 2026		(14,456,941)		$ 986		(14,457,927)
Beginning balance, shares at Mar. 31, 2026				9,857,142
Accretion of Class A ordinary shares to redemption amount		(2,093,651)				(2,093,651)
Net Income (Loss)		(7,622,938)	$ (2,286,881)			(7,622,938)
Ending balance at Jun. 30, 2026		$ (24,173,530)		$ 986		$ (24,174,516)
Ending balance, shares at Jun. 30, 2026				9,857,142

[1]	Includes 1,285,714 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised (Note 5).
[2]	Included an aggregate of up to 1,285,714 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On March 5, 2026, the Underwriters exercised its over-allotment option in full, therefore the 1,285,714 founder shares are no longer subject to forfeiture.